SHARE-BASED PAYMENTS (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of Awards Outstanding
The number of awards outstanding under the Plan and Founders' Award as at June 30, 2022, is as follows:

	NUMBER OF AWARDS	WEIGHTED AVERAGE EXERCISE PRICE PER SHARE IN USD
Awards outstanding as at January 1, 2022	4,911,770	7.49
Granted	655,544	10.53
Forfeited	(19,330)	10.53
Repurchased	(200,000)	4.00
Awards outstanding as at June 30, 2022	5,347,984	8.21
Awards outstanding as at January 1, 2021	745,000	3.01
Forfeited	(10,000)	3.01
Awards outstanding as at June 30, 2021	735,000	3.01

Schedule of Share-based Payment Expense
Share-based Payment Expense

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Equity classified share options, warrants and restricted shares expense	885	171	1,609	341
Liability classified warrants' expense	—	74	—	722
Share-based payment expense	885	245	1,609	1,063